Loan from Related Party (Details Narrative) - USD ($)			1 Months Ended
	Oct. 02, 2016	Oct. 02, 2016	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2017	Jun. 30, 2014
Debt principal amount					$ 91,166	$ 91,166	$ 128,466
March 2014 Note [Member]
Debt interest rate				12.50%
Debt maturity date				Mar. 31, 2015
Debt principal amount				$ 157,500
Percentage of common stock conversion price				50.00%
June 2014 Note [Member]
Debt interest rate								12.50%
Debt maturity date			Jun. 30, 2015
Debt principal amount								$ 110,741
Percentage of common stock conversion price			50.00%
September 2014 Note [Member]
Debt interest rate			12.50%
Debt maturity date			Sep. 30, 2015
Debt principal amount			$ 98,575
Percentage of common stock conversion price			50.00%
October 2016 Note [Member]
Debt interest rate	8.00%	8.00%
Debt maturity date	Sep. 30, 2017	Sep. 30, 2017
Debt principal amount	$ 155,300	$ 155,300